Shareholder Report, Line Graph (Details) B522146_Direxion Daily Small Cap Bear 3X Shares_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Direxion Daily Small Cap Bear 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Direxion Daily Small Cap Bear 3X Shares NAV
Accumulated Value	$ 89	$ 230	$ 189	$ 157	$ 726	$ 2,009	$ 2,654	$ 3,039	$ 7,021	$ 10,000	$ 50
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000® Index
Accumulated Value	$ 21,388	$ 15,953	$ 17,447	$ 21,418	$ 14,203	$ 14,222	$ 13,557	$ 13,311	$ 10,411	$ 10,000	$ 24,471